UNEARNED INCOME (Details) $ in Millions, Rp in Billions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)
Current
Prepaid pulse reload vouchers		Rp 4,800	Rp 4,959
Telecommunication tower leases		300	199
Other telecommunications services		148	189
Others		179	216
Total	$ 400	5,427	5,563
Non-current
Indefeasible Right of Use		205	169
Other telecommunications services		319	256
Total	$ 39	Rp 524	Rp 425